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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06471

Invesco Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/15

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals
Quarterly Schedule of Portfolio Holdings
May 31, 2015

invesco.com/us	VK-CE-IGMUNI-QTR-1	05/15	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–168.20%(a)

Alabama–2.72%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,275	$1,415,441
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,275	1,412,267
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	3,225	3,435,947
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	2,500	2,836,175
Birmingham (City of) Water Works Board; Series 2015 A, Ref. Water RB (c)	5.00%	01/01/42	4,995	5,506,538
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,533,610
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	4,004,267
				21,144,245

Alaska–0.73%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	4,755	5,406,958
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	300	301,389
				5,708,347

Arizona–3.92%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/39	1,625	1,761,143
Series 2014, Ref. RB	5.00%	12/01/42	2,210	2,398,800
Arizona (State of) Transportation Board; Series 2008 B, Highway RB (d)(e)	5.00%	07/01/18	2,560	2,859,469
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/18	3,835	4,283,618
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	750	820,575
Series 2010, RB	5.13%	05/15/40	1,500	1,650,690
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,775	1,876,211
Navajo County Pollution Control Corp.; Series 2009 E, PCR (e)	5.75%	06/01/16	1,035	1,086,222
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	970	882,913
Series 2009, Education RB	7.13%	01/01/45	925	844,303
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/34	510	576,035
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,175	3,395,313
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/37	3,360	3,426,965
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	3,145	3,545,799
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/29	1,000	1,123,870
				30,531,926

California–17.02%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/16	1,300	1,352,026
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/18	6,000	6,679,920
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/28	1,250	828,700
California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/28	6,550	7,329,974
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,722,960
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,168,580

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/23	$2,310	$2,373,248
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/28	5,500	5,597,240
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/27	1,415	1,562,132
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/30	1,650	1,778,354
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	3,610	3,835,372
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (g)	5.00%	07/01/27	1,500	1,521,165
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,705,130
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,277,020
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/44	875	940,363
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,074,842
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	1,845	2,148,281
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/19	1,055	1,228,421
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	3,110,683
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	3,800	4,355,294
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,500	2,942,525
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,850	2,081,916
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	565	583,848
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	5,580	6,402,269
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	585	586,480
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB (d)(h)	0.00%	01/01/23	10,750	9,177,382
Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(h)	0.00%	01/15/34	4,225	1,865,380
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,695	4,567,578
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	5,680	4,751,718
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,400	1,577,786
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/40	5,000	5,495,500
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/35	1,000	1,134,720
Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,234,680
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,064,510
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/29	1,000	1,220,020
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/18	105	113,654
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,873,230
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,415	3,771,867
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	6,210	7,012,642
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/25	1,165	1,315,273
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/26	2,335	2,614,873
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	5,070	5,714,701
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	710	796,577
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,792,500
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/29	1,440	1,679,861
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,597,718
				132,558,913

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–3.13%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/38	$3,000	$3,327,510
Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/41	2,650	2,927,428
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	7,300	7,732,671
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	670	668,781
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	505	492,466
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,938,493
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,469,201
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,750	1,956,343
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	880	895,655
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,922	1,934,685
				24,343,233
Connecticut–0.72%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(g)	6.60%	07/01/24	3,580	3,592,029
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/21	1,800	2,046,330
				5,638,359
District of Columbia–4.97%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/34	3,525	4,041,800
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/35	7,050	8,053,850
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS-ACA) (b)	5.75%	06/01/18	1,540	1,543,819
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,245	2,292,953
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (d)(e)	6.38%	10/01/19	3,650	4,424,603
Series 2009, Hospital RB (d)(e)	6.50%	10/01/19	1,100	1,339,217
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/17	6,000	6,649,080
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	3,500	3,838,906
Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/44	3,080	3,427,979
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,940	3,083,413
				38,695,620
Florida–14.70%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/17	1,000	1,047,290
Series 2007, IDR	5.88%	11/15/36	1,000	1,020,760
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	875	943,268
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,185,560
Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB (d)(e)	5.00%	04/01/16	4,960	5,154,085
Broward (County of); Series 2013 C, Airport System RB	5.25%	10/01/38	2,380	2,651,534
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,693,473
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/35	1,340	1,568,617
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/20	1,335	1,337,016
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,450	1,659,133
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	315	332,665

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds (c)	4.75%	06/01/35	$15,000	$15,153,750
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	8,445	9,150,665
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/27	2,475	2,851,126
Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB (i)	5.10%	05/01/14	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (j)	6.75%	05/01/39	2,145	355,770
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/38	4,710	5,214,394
Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	10,975,452
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(g)	4.50%	09/01/34	3,130	3,173,350
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/39	4,600	5,046,568
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,315,479
Series 2015, Hospital System RB	5.00%	11/15/40	1,565	1,678,948
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/44	955	1,029,204
Miami-Dade (County of) (Miami International Airport); Series 2005, Aviation RB (INS-AGC) (b)(g)	5.00%	10/01/38	3,200	3,236,736
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,598,415
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,119,205
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/28	1,000	1,119,570
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,180	1,312,998
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (f)	7.00%	10/01/25	1,000	1,016,390
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	185	185,096
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	240	237,252
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/17	1,650	1,848,181
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	4,000	4,671,960
Series 2011, Ref. RB (c)	5.00%	10/01/31	3,860	4,414,528
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/18	4,675	5,190,091
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	880	572,053
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/27	600	634,572
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,155	1,089,292
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (k)	1.34%	01/01/49	1,875	656,306
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/49	694	7
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	972,125
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,078,380
				114,491,272

Georgia–3.16%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	370	433,683
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	680	797,042
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	360,515
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,003,850
Atlanta (City of); Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,850	2,216,984
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	2,000	2,396,740
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/19	1,850	2,216,985
Series 2015, Ref. Water and Wastewater RB (c)	5.00%	11/01/40	7,885	8,862,030
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	2,736,575

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	$1,805	$2,009,272
Series 1998 Y, Power RB (d)	6.50%	01/01/17	60	61,943
Series 1998 Y, Power RB (INS-NATL) (b)	6.50%	01/01/17	1,445	1,517,669
				24,613,288

Hawaii–0.93%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,672,207
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,000	2,262,300
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,330,994
				7,265,501

Idaho–0.75%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	1,000	1,155,710
Series 2008 A, RB	6.75%	11/01/37	1,500	1,723,770
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,040	1,081,142
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/21	1,645	1,905,305
				5,865,927

Illinois–18.69%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,946,328
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,202,080
Series 2013, Industrial Project RB	5.50%	11/01/42	845	911,265
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/32	2,770	3,077,830
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/41	1,275	1,343,161
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	4,400	4,520,604
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	11,811,765
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	5,700	6,121,743
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	5,775	5,852,732
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	5,900	5,979,414
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,860	1,659,808
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	5,760	6,107,904
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,835	4,015,207
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/37	695	694,089
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/40	435	433,812
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/42	350	347,564
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,500	3,611,685
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	525	563,866
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/21	1,010	1,084,770
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,910	3,060,214
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,745	2,827,130
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,025	2,070,502
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/32	1,200	1,265,916
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	895	933,915
Illinois (State of) Finance Authority (Adventist Health System); Series 1997 A, RB (d)	5.50%	11/15/15	2,500	2,556,850
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,098,960
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,470	1,538,076
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/17	550	592,042

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	$1,860	$2,091,812
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	3,500	3,948,805
Series 2009 A, RB (c)	5.75%	08/15/30	2,000	2,292,660
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,874,985
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	2,440	1,537,200
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,206,831
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,019,780
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/18	2,885	3,455,682
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/17	4,500	4,939,065
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (d)	7.00%	02/15/18	915	1,003,096
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,455	2,722,104
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	3,565	3,979,859
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,720	4,138,277
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (g)	5.05%	08/01/29	1,330	1,353,501
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,586,714
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	1,235	1,377,964
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	1,125	1,250,674
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	3,875	4,229,640
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,525	2,788,130
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,150	1,183,867
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	1,300	1,326,208
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	1,150	1,168,998
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,300	1,347,541
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	1,800	1,958,148
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,368,575
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,370	1,386,111
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/42	730	765,420
				145,530,879

Indiana–4.66%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	5,600	5,903,072
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	4,026,579
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,533,916
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (g)	5.00%	09/01/46	1,535	1,621,037
Series 2014, RB (g)	5.25%	09/01/34	895	986,603
Series 2014, RB (g)	5.25%	09/01/40	1,280	1,383,130
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/40	3,960	4,177,998
Series 2013 A, Private Activity RB (g)	5.00%	07/01/35	500	536,210
Series 2013 A, Private Activity RB (g)	5.00%	07/01/48	590	619,589
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,525	1,636,142
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	3,680	3,915,630
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/34	1,500	1,714,140
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/30	3,300	3,727,482
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (b)(h)	0.00%	01/15/19	1,280	1,201,510

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/34	$1,500	$1,820,025
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (f)	5.75%	09/01/42	500	521,180
				36,324,243

Iowa–0.26%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,000	2,056,540

Kansas–1.12%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,800	4,356,282
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,400	1,623,398
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	2,470	2,723,644
				8,703,324

Kentucky–2.80%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,300	2,448,166
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/30	1,000	1,128,310
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	2,100,379
Series 2010 A, Hospital RB	6.50%	03/01/45	3,400	3,873,824
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,470	2,802,684
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,780	3,148,239
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,125,950
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	4,040,554
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,120,850
				21,788,956

Louisiana–2.21%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	1,482	518,863
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,736,244
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	3,100	3,576,067
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/44	760	830,285
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/22	1,000	1,093,690
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,953,737
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	885	992,430
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,680	1,914,730
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,415	1,578,814
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	885	1,004,608
				17,199,468

Maryland–0.76%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	995,117
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	2,003,051
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,684,081
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,211,987
				5,894,236

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–3.83%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	$1,455	$1,640,003
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,676,680
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,923,479
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	7,000	7,652,400
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,464,206
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	5,740	6,067,352
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	3,000	3,417,210
				29,841,330
Michigan–2.02%

Grand Rapids (City of) Downtown Development Authority; Series 1994, Tax Increment Allocation CAB RB (INS-NATL) (b)(h)	0.00%	06/01/16	2,765	2,727,507
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sewer Disposal Sr. Lien RB	5.00%	07/01/44	1,275	1,335,333
Series 2014 D-4, Ref. Water Supply RB	5.00%	07/01/29	640	700,595
Series 2014 D-6, Ref. Water Supply RB	5.00%	07/01/33	640	691,891
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/30	2,785	3,093,996
Series 2014-D-1, Water Supply Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/35	1,250	1,364,338
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/39	2,330	2,523,972
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	3,296,010
				15,733,642
Minnesota–0.98%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,179,330
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,148,238
Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS-NATL) (b)	5.75%	11/15/26	50	50,110
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB (d)(e)	5.25%	11/15/16	2,200	2,278,540
				7,656,218
Missouri–1.85%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,718,870
Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,578,350
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,597,891
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	595	614,028
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,277,244
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	908,883
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,293,050
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	1,017,276
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,420,554
				14,426,146

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–1.01%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	$1,500	$1,652,085
Series 2012, Gas RB	5.00%	09/01/42	2,750	2,946,570
Series 2012, Gas RB	5.25%	09/01/37	1,500	1,660,755
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/36	1,500	1,613,760
				7,873,170

Nevada–1.68%

Clark (County of) (Southwest Gas Corp.); Series 2003 D, IDR (INS-NATL) (b)(g)	5.25%	03/01/38	1,000	1,002,990
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	4,300	4,758,767
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	3,300	3,647,952
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB (d)(e)	5.25%	06/01/17	3,460	3,645,698
				13,055,407

New Jersey–6.09%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,744,552
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.13%	01/01/34	1,250	1,375,650
Series 2013, Private Activity RB (g)	5.38%	01/01/43	1,000	1,092,240
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	23,610	26,544,015
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,237,984
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	900	987,039
Tobacco Settlement Financing Corp.; Series 2007 1 A, Asset-Backed RB	4.63%	06/01/26	5,735	5,549,931
Series 2007 1 A, Asset-Backed RB	4.75%	06/01/34	1,070	821,963
Series 2007 1 A, Asset-Backed RB	5.00%	06/01/29	4,120	3,526,844
Series 2007 1 A, Asset-Backed RB	5.00%	06/01/41	3,260	2,507,103
				47,387,321

New Mexico–0.91%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,469,656
Jicarilla Apache Nation; Series 2003 A, RB (f)	5.50%	09/01/23	1,250	1,249,550
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	2,050	2,385,216
				7,104,422

New York–18.22%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,419,499
Series 2009, PILOT RB	6.38%	07/15/43	860	1,007,456
Erie (County of) Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset- Backed RB	5.00%	06/01/45	2,040	1,885,327
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000	4,603,040
Series 2010 D, RB	5.25%	11/15/26	7,500	8,667,375
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/22	3,000	3,016,650
Series 1997 6, Special Obligation RB (INS-NATL) (b)(g)	5.75%	12/01/25	3,000	3,008,910
Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000	3,521,760
New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	12,100	12,712,018
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	8,450	9,454,536
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	9,285	10,193,259
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (d)	5.40%	01/01/18	6,450	6,904,015

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	$5,300	$5,907,062
Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/38	10,155	11,427,015
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	7,000	7,831,250
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	7,225	7,912,820
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	3,390	3,875,651
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/24	3,000	3,377,760
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	2,900	3,244,607
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	5,655	6,335,240
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,800	3,164,560
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	3,100	3,496,800
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	5,670	6,462,553
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	2,910	3,386,251
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (g)	5.35%	11/01/37	2,400	2,463,696
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/44	5,450	5,581,999
				141,861,109

North Carolina–1.24%

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/54	1,255	1,322,030
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	6,510	7,286,187
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	1,075,242
				9,683,459

North Dakota–0.33%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,054,510
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,516,395
				2,570,905

Ohio–7.81%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,610	3,962,877
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/42	1,105	1,217,135
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/34	1,150	1,234,318
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	461,880
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	3,685	4,092,045
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200	1,406,040
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	4,800	5,226,624
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,500	4,899,645
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	4,525	4,927,182
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	4,328,100
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,718,714
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.00%	01/01/27	4,000	4,413,520
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(g)	5.00%	12/31/39	825	897,179
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/36	8,000	8,090,880
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,749,307
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390	2,609,593

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/16	$3,610	$3,774,075
Series 2010 C, Ref. PCR (e)	4.00%	06/03/19	2,650	2,799,222
				60,808,336

Pennsylvania–2.16%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	1,500	1,699,500
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,605,078
Series 2010 D, RB	5.00%	01/01/40	1,500	1,642,845
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	3,160,536
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,976,420
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/28	3,450	3,748,494
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/34	2,100	2,268,210
Subseries 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/39	1,000	682,650
				16,783,733

Puerto Rico–0.32%

Puerto Rico (Commonwealth of); Series 2014 A, Unlimited Tax GO Bonds	8.00%	07/01/35	2,905	2,449,322

Rhode Island–0.57%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/50	4,350	4,449,702

South Carolina–3.17%

Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP (d)	5.25%	02/01/16	890	916,344
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)(e)	5.25%	12/01/15	13,500	13,841,145
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,118,550
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,800,464
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	535	545,160
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	229	22,779
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,404,256
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	4,500	5,064,165
				24,712,863

Tennessee–1.68%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	4,359,990
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,780,981
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	4,550	4,958,454
				13,099,425

Texas–19.90%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	2,375	2,424,210
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,750	1,955,118
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	1,110,030
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,875	2,068,631
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,200	2,468,796
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	160	160,645

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/35	$3,525	$3,897,416
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/30	1,700	1,867,705
Series 2014 A, Ref. RB (g)	5.25%	11/01/26	1,000	1,172,420
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	7,960	8,727,344
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/32	1,000	1,131,640
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/18	1,200	1,447,260
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,707,899
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	12,800	13,860,736
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,215	1,385,683
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	3,120	3,515,210
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	5,025	5,314,239
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,100	2,279,886
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/22	5	6,005
Series 2012 A, Ref. RB	5.00%	05/15/30	2,390	2,645,515
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB (d)(e)	5.50%	02/15/17	1,650	1,785,564
Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/19	1,450	1,703,417
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,090,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,107,900
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,578,955
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/18	4,300	4,804,820
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	4,365	5,135,641
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,695	2,985,844
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,434,175
Tarrant (County of) Regional Water District; Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000	5,656,150
Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050	6,784,651
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,029,900
Series 2007, Retirement Facility RB	5.75%	11/15/37	825	844,025
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,377,720
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	665,301
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,900	5,581,100
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/36	3,555	1,409,024
Series 2015 B, Ref. CAB RB (h)	0.00%	08/15/37	4,635	1,697,847
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	8,700	9,615,588
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,780	4,073,441
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,558,600
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,970	7,245,371
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,674,360
Series 2012, Gas Supply RB	5.00%	12/15/28	1,410	1,563,944
Series 2012, Gas Supply RB	5.00%	12/15/29	1,325	1,460,375
Series 2012, Gas Supply RB	5.00%	12/15/31	4,860	5,305,954
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,365,900
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/38	1,500	1,856,490

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	$3,285	$3,415,513
				154,954,428
Utah–2.19%

University of Utah; Series 2013 A, RB (c)	5.00%	08/01/43	14,235	15,933,805
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	1,136,179
				17,069,984
Virgin Islands–0.40%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	3,109,304
Virginia–1.23%

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/42	3,650	3,975,507
Series 2012, Sr. Lien RB (g)	6.00%	01/01/37	1,000	1,153,340
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/34	3,605	3,831,178
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	615	640,436
				9,600,461
Washington–4.15%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/25	1,080	1,263,600
Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/26	1,175	1,366,455
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,980,654
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/32	2,000	2,266,000
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	13,370	14,852,867
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	3,495	3,717,107
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/21	1,525	1,913,433
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/27	2,325	2,449,899
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/33	2,250	2,538,922
				32,348,937
West Virginia–1.09%

Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	259,265
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,354,874
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	1,500	1,602,960
Series 2008, RB	6.25%	10/01/23	1,695	1,790,462
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,806,089
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,693,458
				8,507,108
Wisconsin–1.59%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/20	2,000	2,407,560
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/21	700	755,839
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/37	625	673,663

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (e)	5.13%	08/15/16	$1,400	$1,473,612
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Inc. Obligation Group); Series 2015, Ref. RB	5.00%	08/15/39	1,260	1,368,864
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/19	1,825	2,179,597
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/23	839	875,547
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/35	895	879,346
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,771,420
				12,385,448

Wyoming–0.53%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/35	2,000	2,041,700
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,104,653
				4,146,353
TOTAL INVESTMENTS(l)–168.20% (Cost $1,218,675,877)				1,309,972,810
FLOATING RATE NOTE OBLIGATIONS–(34.69)%
Notes with interest and fee rates ranging from 0.61% to 0.95% at 05/31/15 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(m)				(270,135,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.09)%				(273,300,000)
OTHER ASSETS LESS LIABILITIES–1.58%				12,282,835
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$778,820,645

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

Jr.	—Junior

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

RAC	—Revenue Anticipation Certificates

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities

Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2015 was $23,459,088, which represented 3.01% of the Trust’s Net Assets.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2015 was $1,090,931, which represented less than 1% of the Trust’s Net Assets.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2015.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Corp.	6.0%
Assured Guaranty Municipal Corp.	5.8
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2015. At May 31, 2015, the Trust’s investments with a value of $474,037,895 are held by TOB Trusts and serve as collateral for the $270,135,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB Trust programs. The Trust expects to utilize a Volcker Rule-compliant TOB structure that is substantially similar to the current structure where the residual holder, such as the Trust, would serve as sponsor of the TOB Trust. There currently can be no assurances however, that the Trust’s TOB Trusts can be restructured this way or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Trust for Investment Grade Municipals

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2015 was $41,681,574 and $33,654,628, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$96,477,095
Aggregate unrealized (depreciation) of investment securities	(6,632,570)
Net unrealized appreciation of investment securities	$89,844,525
Cost of investments for tax purposes is $1,220,128,285.

Invesco Trust for Investment Grade Municipals

Item 2.	Controls and Procedures.

(a)	As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Trust for Investment Grade Municipals

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.